Note 10 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial instruments held for trading [Line Items]
Derivative financial assets held for trading		€ 34,293	€ 39,908	[1]	€ 30,933
Equity instruments held for trading		4,589	4,404	[1]	15,963
Debt instruments held for trading		28,569	24,367	[1]	25,790
Loans and advances held for trading		73,590	41,993	[1]	50,807
Loans and advances to central banks held for trading		2,809	1,632		3,467
Loans and advances to credit institutions held for trading		56,599	25,231		31,916
Loans and advances to customers held for trading assets		14,182	15,130		15,424
Current financial assets at fair value through profit or loss, classified as held for trading		141,042	110,671	[1]	123,493
Derivative financial liabilities held for trading		33,045	37,909	[1]	31,705
Short positions held for trading		15,735	13,487	[1]	15,135
Deposits financial liabilities held for trading		72,935	44,215		44,294
Deposits from central banks held for trading		6,397	3,950		11,248
Deposits from credit institutions held for trading		43,337	28,924		16,176
Customer deposits held for trading		23,201	11,341		16,870
Financial liabilities at fair value through profit or loss that meet definition of held for trading		121,715	95,611	[1]	91,135
Reverse repurchase agreements [Member]
Disclosure of financial instruments held for trading [Line Items]
Loans and advances to central banks held for trading		2,809	1,632		3,467
Loans and advances to credit institutions held for trading	[2]	56,569	25,201		31,901
Loans and advances to customers held for trading assets		13,615	14,832		14,916
Repurchase agreement [Member]
Disclosure of financial instruments held for trading [Line Items]
Deposits from central banks held for trading		6,397	3,950		11,248
Deposits from credit institutions held for trading	[2]	42,676	28,573		15,632
Customer deposits held for trading		23,157	11,302		16,824
credit institutions [Member]
Disclosure of financial instruments held for trading [Line Items]
Equity instruments held for trading		277	317		816
Other sectors [Member]
Disclosure of financial instruments held for trading [Line Items]
Equity instruments held for trading		4,312	4,086		15,147
Issued by central banks [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		740	821		936
Issued by public administrations [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		24,766	20,703		21,946
Issued by financial institutions [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		1,824	1,365		1,130
Other debt instruments [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		€ 1,239	€ 1,477		€ 1,778

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" of BBVA, S.A. partially compensated with the evolution of "Repurchase agreement" of BBVA, S.A.